Cash and cash equivalents	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents

2. CASH AND CASH EQUIVALENTS

Balance at bank held in escrow	63,275,711	77,239

The carrying value of cash and cash equivalents equals its fair value due to the short-term nature thereof.

The maximum exposure to credit risk at the reporting date is the fair value of each class of loan mentioned above.